LOSSES PER SHARE (Tables)	6 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Summary of computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years indicate
d:

	Six months ended March 31,
	2020	2021
Net loss attributable to Q&K International Group Limited	(416,823)	(307,974)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited—Basic and diluted	(0.34)	(0.23)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	1,226,807,606	1,352,152,052